Share-based Compensation - Nio Incentive Plans - Restricted Shares (Details) - NIO Incentive Plans - US employees under 2016 Plan	12 Months Ended
	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 CNY (¥)
Number of Restricted Shares Outstanding
Unvested, Beginning Balance | shares	56,063,898
Granted | shares	30,915,465
Vested | shares	(14,353,997)
Forfeited | shares	(10,772,623)
Unvested, Ending Balance | shares	61,852,743
Weighted Average Grant Date Fair Value, Restricted shares
Unvested, Beginning Balance | $ / shares	$ 16.16
Granted | $ / shares	4.94
Vested | $ / shares	19.84
Forfeited | $ / shares	12.66
Unvested, Ending Balance | $ / shares	$ 10.96
Restricted shares
Weighted Average Grant Date Fair Value, Restricted shares
Unrecognized share-based compensation expenses, other than options | ¥		¥ 3,266,466,000
Weighted-average period for unrecognized expenses expected to be recognized	2 years 9 months 21 days